Submission	Oct. 16, 2025
Submission [Line Items]
Central Index Key	0001413745
Registrant Name	Yueda Digital Holding
Registration File Number	333-290419
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A